Long-term Debt (Interest Expense of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total interest expense	$ 25,518	$ 5,572	$ 0
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs	3,373	743
Total interest expense	24,010	5,551
Unsecured Senior Notes [Member] | Interest expense at an annual rate of 2.50% [Member]
Debt Instrument [Line Items]
Interest expense	15,981	4,808
Unsecured Senior Notes [Member] | Interest expense at an annual rate of 0.50% [Member]
Debt Instrument [Line Items]
Interest expense	1,042
Unsecured Senior Notes [Member] | Interest expense at an annual rate of 1.75% [Member]
Debt Instrument [Line Items]
Interest expense	$ 3,614